UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

June 1, 2020 to June 30, 2020

Commission File Number of issuing entity: 333-224598-02

Central Index Key Number of issuing entity: 0001767530

VERIZON OWNER TRUST 2019-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2019-A is set forth in the monthly investor report relating to the July 20, 2020 distribution, which is attached as Exhibit 99.1.

In March 2020, Verizon took the Federal Communications Commission’s “Keep Americans Connected” pledge, through which Verizon pledged to waive late fees for, and not terminate service to, any of its consumer or small business customers who notified Verizon that they were experiencing hardship due to the COVID-19 pandemic and could not pay their bill in full, and in April 2020, Verizon extended this commitment through June 30, 2020 (the “Protection Period”). As a result, a number of customers who were delinquent on their accounts were not subject to certain collection efforts, including redirecting outgoing calls from the customer’s mobile device to a collections representative while also suspending the related data plan, and suspending the customer’s account. As of June 30, 2020, approximately 5.04% of consumer accounts with device payment plan agreements had notified the servicer that they were experiencing financial hardship because of COVID-19 and could not pay their bill in full (the “Impacted Accounts”).

Following the Protection Period, the servicer enrolled all Impacted Accounts that had an unpaid balance into its “Stay Connected” repayment program, which generally provides that all Impacted Accounts with unpaid amounts were brought current, and (A) any unpaid service and other charges became payable in equal installments over a 6 month period and (B) any device payment plan agreements with unpaid monthly installments were extended by the number of monthly installments unpaid. In total, approximately 4.65% of consumer accounts with device payment plan agreements were enrolled in the “Stay Connected” repayment program. Beginning on the first bill date after enrollment, the servicer does not consider Impacted Accounts enrolled in the “Stay Connected” repayment program to be delinquent in respect of any payments that would otherwise have been due.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2019-A for the distribution period commencing on June 1, 2020 and ending on June 30, 2020. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 3, 2020 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2019-A.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the July 20, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 3, 2020

VERIZON OWNER TRUST 2019-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
	Name:	Kee Chan Sin
	Title:	Vice President and Assistant Treasurer